Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses

4. Accrued Expenses

At December 31, 2012 and 2011, accrued expenses consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Payroll and related costs	$199	$71
Clinical and nonclinical trial expenses	895	2,172
Cost of regaining rights to cancer program	1,309	2,138
Professional and consulting fees	344	335
Other	255	166

	$3,002	$4,882